BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012
ASSETS
Cash	$ 20,709	$ 7,411
Cash held in trust account	6,458,473	36,620,933
Prepaid expenses	37,056	8,039
Total Current Assets	6,516,238	36,636,383
Non-current assets
Fixed assets	3,175	3,595
TOTAL ASSETS	6,519,413	36,639,978
LIABILITIES AND STOCKHOLDERS' EQUITY
Accrued expenses	976,063	622,256
Due to related party	453,177	275,771
Deferred underwriters fees	1,129,833	1,022,833
Notes payable to stockholders	420,000	60,000
Total current liabilities	2,979,073	1,980,860
Ordinary shares, subject to possible redemption 23,014 and 3,031,969 shares at $10.02 per share at June 30, 2013 and December 31, 2012 respectively	230,600	30,380,329
Stockholders' equity
Ordinary shares, $.001 par value (Authorized 50,000,000 shares; 1,916,028 and 4,894,983 shares issued and outstanding at June 30, 2013 and December 31, 2012 respectively)	1,893	1,863
Additional paid-in capital	6,276,544	5,890,921
Deficit accumulated during the development stage	(2,968,697)	(1,613,995)
Total stockholders' equity	3,309,740	4,278,789
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 6,519,413	$ 36,639,978